SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of adoption of ASU 606 (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure related to modified retrospective adoption of ASC 606
Net revenue	$ 61,330,504	$ 107,257,841	$ 22,920,543
Net income	5,532,581	65,481,973	$ 8,570,864
Equity:
Retained earnings	69,768,756	$ 77,241,073
ASU 2014-09 | Restatement
Disclosure related to modified retrospective adoption of ASC 606
Net revenue	189,686
Net income	189,686
Equity:
Retained earnings	189,686			$ 189,686
ASU 2014-09 | Without ASC 606 Adoption
Disclosure related to modified retrospective adoption of ASC 606
Net revenue	61,520,190
Net income	5,722,267
Equity:
Retained earnings	$ 69,958,442